U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202






December 30, 2003

Via Edgar Transmission


U.S. Securities and Exchange Commission 450 Fifth Street, N.W.
Washington, D.C.  20549

                           Re: Zodiac Trust (the "Trust")
                           File Nos. 333-62298 and 811-10401

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Trust, on behalf of its series, the Conning Money Market Portfolio (the "Portfolio"), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Portfolio dated December 29, 2003, filed electronically as Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A on December 19, 2003.

     If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5344.


Sincerely yours,

/s/ Chad E. Fickett

Chad E. Fickett, Esq.